Change in Significant Accounting Policies - Impact on Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue
Other revenue	$ 8,163	$ 8,426	$ 5,836	$ 5,603	$ 5,457	$ 5,038	$ 3,319	$ 3,156	$ 28,028	$ 16,970	$ 9,233
Total revenue	120,177	124,815	103,609	137,410	157,806	172,477	152,917	192,056	486,011	675,256	447,616
Marketing and sales promotion expenses	41,700	49,696	44,755	55,929	93,879	108,971	115,947	133,021	192,080	451,818	224,424
Others									446,871
Result from operating activities	(30,981)	(36,579)	(39,837)	(45,543)	(41,692)	(48,168)	(61,583)	(67,996)	(152,940)	(219,439)	(135,387)
Loss for the year	(40,393)	(29,294)	(46,965)	(51,231)	(44,117)	(45,348)	(62,321)	(68,454)	(167,883)	(220,240)	(110,303)
Total comprehensive loss for the year									(241,895)	(220,297)	(62,760)
Increase (decrease) due to application of IFRS 15 [member]
Revenue
Other revenue									(861)
Total revenue									234,277
Marketing and sales promotion expenses									234,277
Amounts Without Adoption of IFRS 15 [Member]
Revenue
Other revenue									28,889
Total revenue									720,288
Marketing and sales promotion expenses									426,357
Others									446,871
Result from operating activities									(152,940)
Loss for the year									(167,883)
Total comprehensive loss for the year									(241,895)
Air Ticketing [Member]
Revenue
Revenue from operations	41,693	43,506	41,067	40,448	45,270	40,474	40,322	41,325	166,714	167,391	118,514
Air Ticketing [Member] | Increase (decrease) due to application of IFRS 15 [member]
Revenue
Revenue from operations									(3,058)
Air Ticketing [Member] | Amounts Without Adoption of IFRS 15 [Member]
Revenue
Revenue from operations									169,772
Hotels and Packages [Member]
Revenue
Revenue from operations	58,182	58,204	44,860	76,278	93,395	113,720	98,274	134,574	237,524	439,963	314,254
Hotels and Packages [Member] | Increase (decrease) due to application of IFRS 15 [member]
Revenue
Revenue from operations									(216,408)
Hotels and Packages [Member] | Amounts Without Adoption of IFRS 15 [Member]
Revenue
Revenue from operations									453,932
Bus Ticketing [Member]
Revenue
Revenue from operations	$ 12,139	$ 14,679	$ 11,846	$ 15,081	$ 13,684	$ 13,245	$ 11,002	$ 13,001	53,745	$ 50,932	$ 5,615
Bus Ticketing [Member] | Increase (decrease) due to application of IFRS 15 [member]
Revenue
Revenue from operations									(13,950)
Bus Ticketing [Member] | Amounts Without Adoption of IFRS 15 [Member]
Revenue
Revenue from operations									$ 67,695